June 5, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the "Trust")

             Post-Effective Amendment No. 243 to Registration Statement No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, for the Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund and Wells Fargo Advantage 100% Treasury Money Market Fund (each, a "Fund" and together, the “Funds”), the form of the Funds’ prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment 243 to Registration Statement No. 333-74295/811-09253) (the "Amendment"). The text of the Amendment was filed electronically via EDGAR on May 25, 2012.

The Funds’ Statement of Additional Information will be filed pursuant to Rule 497(c) under the Act to reflect non-material changes.

If you have any questions or would like further information, please call Brian Montana at (617) 210-3662.

Very truly yours,

/s/ Brian Montana

Brian Montana, Esq.